Expenses by Nature - Detailed Information about Expenses by Nature (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of expenses [line items]
Salaries and social security taxes	$ 64,427	$ 46,958	$ 26,847
Fees and compensation for services	12,842	10,317	6,210
Other personnel expenses	9,919	10,482	6,212
Taxes, charges and contributions	22,452	18,357	9,563
Royalties, easements and canons	42,863	42,540	31,813
Insurance	5,854	2,991	1,583
Rental of real estate and equipment	9,272	11,978	9,801
Survey expenses	526	1,212	848
Depreciation of property, plant and equipment	171,452	145,894	87,569
Amortization of intangible assets	3,428	2,374	1,749
Depreciation of right-of-use assets	17,873	10,509
Industrial inputs, consumable materials and supplies	23,529	22,530	11,379
Operation services and other service contracts	38,922	21,792	16,676
Preservation, repair and maintenance	53,768	50,989	32,695
Unproductive exploratory drillings	3,586	3,832	3,331
Transportation, products and charges	37,965	39,374	22,333
Provision for doubtful trade receivables	12,317	3,184	353
Publicity and advertising expenses	3,263	3,616	1,929
Fuel, gas, energy and miscellaneous	20,177	10,792	10,764
Total	554,435	459,721	281,655
Production costs [Member]
Disclosure of expenses [line items]
Salaries and social security taxes	43,315	33,991	18,908
Fees and compensation for services	2,469	2,491	1,772
Other personnel expenses	8,789	8,941	5,313
Taxes, charges and contributions	7,287	7,370	3,634
Royalties, easements and canons	42,709	42,135	31,677
Insurance	5,314	2,692	1,335
Rental of real estate and equipment	7,332	11,079	8,983
Depreciation of property, plant and equipment	161,453	139,345	83,700
Amortization of intangible assets	2,821	2,020	1,497
Depreciation of right-of-use assets	16,868	9,835
Industrial inputs, consumable materials and supplies	22,838	22,095	11,126
Operation services and other service contracts	34,492	18,512	14,973
Preservation, repair and maintenance	50,850	48,762	31,141
Transportation, products and charges	20,966	23,137	12,714
Fuel, gas, energy and miscellaneous	14,761	5,876	7,567
Total	442,264	378,281	234,340
Administrative expenses [Member]
Disclosure of expenses [line items]
Salaries and social security taxes	13,056	8,075	4,867
Fees and compensation for services	8,667	6,389	3,534
Other personnel expenses	768	962	571
Taxes, charges and contributions	430	312	275
Insurance	403	181	130
Rental of real estate and equipment	48	38	24
Depreciation of property, plant and equipment	4,170	2,839	1,758
Amortization of intangible assets	567	323	222
Depreciation of right-of-use assets	16
Industrial inputs, consumable materials and supplies	258	183	59
Operation services and other service contracts	588	744	372
Preservation, repair and maintenance	1,365	1,021	620
Transportation, products and charges	2	15	4
Publicity and advertising expenses	2,481	2,551	951
Fuel, gas, energy and miscellaneous	1,671	1,068	535
Total	34,490	24,701	13,922
Selling expenses [Member]
Disclosure of expenses [line items]
Salaries and social security taxes	7,230	4,226	2,592
Fees and compensation for services	1,694	1,265	883
Other personnel expenses	326	513	278
Taxes, charges and contributions	14,664	10,627	5,626
Royalties, easements and canons	74	122	64
Insurance	137	118	118
Rental of real estate and equipment	1,892	861	766
Depreciation of property, plant and equipment	5,829	3,710	2,111
Amortization of intangible assets	40	31	30
Depreciation of right-of-use assets	989	674
Industrial inputs, consumable materials and supplies	406	201	172
Operation services and other service contracts	3,298	2,249	1,302
Preservation, repair and maintenance	1,501	1,081	886
Transportation, products and charges	16,997	16,222	9,615
Provision for doubtful trade receivables	12,317	3,184	353
Publicity and advertising expenses	782	1,065	978
Fuel, gas, energy and miscellaneous	3,659	3,749	2,153
Total	71,835	49,898	27,927
Exploration expenses [Member]
Disclosure of expenses [line items]
Salaries and social security taxes	826	666	480
Fees and compensation for services	12	172	21
Other personnel expenses	36	66	50
Taxes, charges and contributions	71	48	28
Royalties, easements and canons	80	283	72
Rental of real estate and equipment			28
Survey expenses	526	1,212	848
Industrial inputs, consumable materials and supplies	27	51	22
Operation services and other service contracts	544	287	29
Preservation, repair and maintenance	52	125	48
Unproductive exploratory drillings	3,586	3,832	3,331
Fuel, gas, energy and miscellaneous	86	99	509
Total	$ 5,846	$ 6,841	$ 5,466